UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21931

Name of Fund: BlackRock Real Asset Equity Trust (BCF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Real Asset Equity Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2010

Date of reporting period: 01/31/2010

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Chemicals—10.0%
92,900	Agrium, Inc.	$5,234,915
102,800	Air Products & Chemicals, Inc.	7,808,688
116,300	Celanese Corp., Series A	3,384,330
192,725	Dow Chemical (The)	5,220,920
510,879	E. I. du Pont de Nemours & Co.	16,659,764
40,000	Monsanto Co.	3,035,200
22,600	Mosaic Co. (The)	1,209,326
209,700	Olin Corp.	3,460,050
78,200	Potash Corp. of Saskatchewan, Inc.	7,769,170
179,000	Praxair, Inc.	13,482,280

		67,264,643

	Containers & Packaging—0.9%
356,683	Temple-Inland, Inc.	6,195,584

	Energy Equipment & Services—6.9%
19,700	Calfrac Well Services Ltd.	420,623
98,400	Cameron International Corp. (a)	3,705,744
71,000	Core Laboratories NV	8,303,450
136,500	FMC Technologies, Inc. (a)	7,257,705
256,300	Halliburton Co. (b)	7,486,523
78,200	Helmerich & Payne, Inc.	3,271,106
78,500	Noble Corp. (a)	3,165,120
102,800	Schlumberger Ltd. (b)	6,523,688
75,900	Smith International, Inc.	2,301,288
53,000	Transocean Ltd. (a)	4,491,220

		46,926,467

	Gas Utilities—1.8%
161,100	EQT Corp.	7,091,622
122,900	Questar Corp.	5,097,892

		12,189,514

	Machinery—2.8%
278,025	Caterpillar, Inc.	14,524,026
86,266	Deere & Co.	4,308,987

		18,833,013

	Metals & Mining—40.6%
278,750	African Rainbow Minerals Ltd.	6,092,399
143,650	Agnico-Eagle Mines Ltd.	7,278,745
1,000,000	Alamos Gold, Inc. (a)	10,661,679
319,150	Alcoa, Inc.	4,062,779
46,300	Allegheny Technologies, Inc.	1,891,355
1,714,266	Alumina, Ltd.	2,346,218
97,945	Anglo American Plc (a)	3,593,685
45,700	Anglo Platinum Ltd. (a)	4,313,730
104,100	Barrick Gold Corp.	3,624,762
878,600	BHP Billiton Plc	25,773,820
49,366	Carpenter Technology Corp.	1,323,009
228,600	Cia de Minas Buenaventura SA - ADR	7,196,328
35,900	Cliffs Natural Resources, Inc.	1,434,205
17,150	Eramet	5,163,163
130,000	First Quantum Minerals Ltd.	9,428,571
76,800	Freeport-McMoRan Copper & Gold, Inc.	5,121,792
500,000	Fresnillo Plc	5,317,424
195,550	Goldcorp, Inc.	6,640,878
175,150	Harry Winston Diamond Corp. (a)	1,610,217
1,981,586	Iluka Resources Ltd. (a)	5,747,779
560,200	Impala Platinum Holdings Ltd.	14,352,595
513,569	Industrias Penoles SAB de CV	9,499,849
1,874,600	Jiangxi Copper Co. Ltd.	3,742,806
251,400	Kazakhmys Plc (a)	4,825,749
1,245,250	Lihir Gold Ltd.	3,029,231
1,856,150	Minara Resources Ltd. (a)	1,120,324
1,504,804	Minsur SA (a)	3,498,321
17,866	MMC Norilsk Nickel (a)	2,678,681
22,623	MMC Norilsk Nickel - ADR (a)	347,873
71,350	Newmont Mining Corp.	3,058,061
6,370,957	OZ Minerals Ltd. (a)	5,932,443

Shares	Common Stocks	Value

	Metals & Mining— (concluded)
542,104	Rio Tinto Plc	$26,435,624
87,800	Southern Copper Corp.	2,338,114
804,450	Straits Resources Ltd. (a)	1,004,073
308,800	Teck Resources Ltd., Class B(a)	10,110,908
44,000	United States Steel Corp.	1,954,920
877,800	Vale SA - ADR	22,638,462
432,700	Vedanta Resources Plc	16,596,968
1,177,996	Xstrata Plc (a)	19,114,477
4,823,750	Zijin Mining Group Co. Ltd.	3,916,641

		274,818,658

	Oil & Gas Services—0.2%
106,000	Trican Well Service Ltd.	1,370,044

	Oil, Gas & Consumable Fuels—26.7%
82,300	Alpha Natural Resources, Inc. (a)	3,342,203
88,600	Apache Corp.	8,751,022
148,900	Arch Coal, Inc.	3,137,323
27,600	Arena Resources, Inc.	1,058,184
259,000	BG Group Plc	4,761,379
111,800	Bill Barrett Corp. (a)	3,465,800
110,000	Cenovus Energy, Inc.	2,546,500
232,879	Consol Energy, Inc.	10,854,490
173,100	Crescent Point Energy Corp.	6,127,505
126,100	Dana Petroleum Plc (a)	2,092,081
345,300	Denbury Resources, Inc. (a)	4,678,815
109,850	EnCana Corp.	3,360,312
106,600	EOG Resources, Inc.	9,638,772
138,100	Forest Oil Corp. (a)	3,330,972
380,000	Galleon Energy, Inc. (a)	1,911,994
579,700	Gasco Energy, Inc. (a)	243,474
59,800	Hess Corp.	3,455,842
293,200	Massey Energy Co. (b)	11,294,064
121,600	Newfield Exploration Co. (a)	5,951,104
76,700	Noble Energy, Inc. (b)	5,671,198
119,200	Occidental Petroleum Corp.	9,338,128
610,000	OGX Petroleo e Gas Participacoes SA	5,436,605
31,560	Patriot Coal Corp. (a)	488,865
191,600	Peabody Energy Corp.	8,070,192
364,200	Penn West Energy Trust	5,983,806
38,710	PetroBakken Energy Ltd.	1,073,417
15,200	PetroChina Co. Ltd. - ADR	1,694,648
121,400	Petroleo Brasileiro SA - ADR	4,925,198
73,000	Plains Exploration & Production Co. (a)	2,434,550
112,700	Premier Oil Plc (a)	1,859,011
260,300	Quicksilver Resources, Inc. (a)(c)	3,459,387
134,500	Range Resources Corp.	6,187,000
175,500	Southwestern Energy Co. (a)	7,525,440
208,000	StatoilHydro ASA	4,667,832
112,100	Suncor Energy, Inc.	3,547,965
124,300	Talisman Energy, Inc.	2,059,651
174,800	Tullow Oil Plc	3,201,782
129,600	Whiting Petroleum Corp. (a)	8,626,176
102,625	XTO Energy, Inc.	4,573,996

		180,826,683

	Paper & Forest Products—6.0%
336,900	Fibria Celulose SA - ADR (a)	6,158,532
460,100	International Paper Co.	10,540,891
492,000	MeadWestvaco Corp.	11,842,440
19,005	Mondi Ltd.	87,340
322,512	Mondi Plc	1,823,838
259,200	Weyerhauser Co.	10,342,080

		40,795,121

	Total Long-Term Investments (Cost—$687,383,308)—95.9%	649,219,727

1	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Shares/Beneficial Interest	Short-Term Securities	Value

	Money Market Fund—3.7%
23,604,974	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (d)(e)	$23,604,974
1,522,500	BlackRock Liquidity Series, LLC, Money Market Series, 0.27% (d)(e)(f)	1,522,500

	Total Short-Term Securities (Cost—$25,127,474)—3.7%	25,127,474

	Total Investments Before Outstanding Options Written
	(Cost—$712,510,782*)—99.6%	674,347,201

Contracts	Options Written

	Exchange-Traded Call Options Written—(0.2)%
100	Agnico-Eagle Mines Ltd., Strike Price USD 70, Expires 2/22/10	(500)
70	Agrium, Inc., Strike Price USD 75, Expires 2/22/10	(700)
300	Air Products & Chemicals, Inc., Strike Price USD 85, Expires 2/22/10	(3,000)
50	Air Products & Chemicals, Inc., Strike Price USD 85, Expires 3/22/10	(1,625)
100	Alcoa, Inc., Strike Price USD 16, Expires 2/22/10	(450)
508	Alcoa, Inc., Strike Price USD 16, Expires 3/22/10	(5,842)
507	Alcoa, Inc., Strike Price USD 17, Expires 3/22/10	(3,549)
150	Allegheny Technologies, Inc., Strike Price USD 41, Expires 2/16/10	(23,322)
275	Alpha Natural Resources, Inc., Strike Price USD 44, Expires 2/22/10	(31,625)
200	Apache Corp., Strike Price USD 115, Expires 3/22/10	(9,500)
200	Arch Coal, Inc., Strike Price USD 23, Expires 2/22/10	(7,000)
200	Arch Coal, Inc., Strike Price USD 24, Expires 4/19/10	(16,000)
100	Arch Coal, Inc., Strike Price USD 29, Expires 2/22/10	(500)
20	Arch Coal, Inc., Strike Price USD 29, Expires 3/22/10	(200)
110	Arena Resources, Inc., Strike Price USD 45, Expires 2/22/10	(1,650)
370	Bill Barrett Corp., Strike Price USD 35, Expires 2/22/10	(4,625)
150	Cameron International Corp., Strike Price USD 42.50, Expires 2/22/10	(2,250)
200	Cameron International Corp., Strike Price USD 42.50, Expires 3/22/10	(11,500)
300	Caterpillar, Inc., Strike Price USD 62.50, Expires 2/22/10	(1,650)
100	Celanese Corp., Series A, Strike Price USD 35, Expires 3/22/10	(2,500)
135	Cliff Natural Resources, Inc., Strike Price USD 48, Expires 2/22/10	(3,375)
700	Consol Energy, Inc., Strike Price USD 49, Expires 2/22/10	(78,750)
40	Deere & Co., Strike Price USD 60, Expires 2/22/10	(400)
500	Dow Chemical Co. (The), Strike Price USD 28, Expires 2/22/10	(43,750)
300	Dow Chemical Co. (The), Strike Price USD 31, Expires 3/22/10	(14,850)
900	E. I. du Pont de Nemours & Co., Strike Price USD 35, Expires 2/22/10	(9,000)
900	E. I. du Pont de Nemours & Co., Strike Price USD 36, Expires 3/22/10	(18,000)

Contracts	Options Written	Value

	Exchange-Traded Call Options Written— (continued)
365	EnCana Corp., Strike Price USD 35, Expires 2/22/10	$(2,737)
130	EOG Resources, Inc., Strike Price USD 100, Expires 2/22/10	(5,850)
250	EQT Corp., Strike Price USD 45, Expires 2/22/10	(16,875)
100	EQT Corp., Strike Price USD 45, Expires 3/22/10	(11,750)
500	Fibria Celulose SA - ADR, Strike Price USD 25, Expires 2/22/10	(5,000)
512	FMC Technologies, Inc., Strike Price USD 60, Expires 2/22/10	(17,920)
460	Forest Oil Corp., Strike Price USD 30, Expires 3/22/10	(18,400)
250	Freeport-McMoRan Copper & Gold, Inc., Strike Price USD 80, Expires 2/22/10	(7,375)
90	Goldcorp, Inc., Strike Price USD 40, Expires 2/22/10	(1,350)
200	Goldcorp, Inc., Strike Price USD 40, Expires 3/22/10	(10,900)
340	Goldcorp, Inc., Strike Price USD 41, Expires 2/22/10	(3,570)
525	Halliburton Co., Strike Price USD 36, Expires 3/22/10	(4,988)
300	Helmerich & Payne, Inc., Strike Price USD 50, Expires 3/22/10	(9,750)
200	Hess Corp., Strike Price USD 65, Expires 3/22/10	(16,000)
590	International Paper Co., Strike Price USD 27, Expires 2/22/10	(8,850)
100	Massey Energy Co., Strike Price USD 44, Expires 2/22/10	(6,500)
25	Massey Energy Co., Strike Price USD 50, Expires 2/22/10	(937)
1,050	Massey Energy Co., Strike Price USD 50, Expires 3/22/10	(44,625)
425	MeadWestvaco Corp., Strike Price USD 30, Expires 3/22/10	(6,375)
400	Monsanto Co., Strike Price USD 85, Expires 2/22/10	(4,800)
10	Mosaic Co. (The), Strike Price USD 60, Expires 2/22/10	(555)
75	Mosaic Co. (The), Strike Price USD 65, Expires 2/22/10	(1,537)
300	Newfield Exploration Co., Strike Price USD 50, Expires 3/22/10	(81,000)
100	Newfield Exploration Co., Strike Price USD 55, Expires 3/22/10	(10,750)
127	Newmont Mining Corp., Strike Price USD 50, Expires 3/22/10	(6,668)
25	Noble Corp., Strike Price USD 44, Expires 2/22/10	(625)
270	Noble Corp., Strike Price USD 45, Expires 2/22/10	(4,050)
450	Occidental Petroleum Corp., Strike Price USD 80, Expires 2/22/10	(74,250)
450	Olin Corp., Strike Price USD 17.50, Expires 2/22/10	(6,750)
100	Olin Corp., Strike Price USD 20, Expires 5/24/10	(2,000)
110	Patriot Coal Corp., Strike Price USD 16, Expires 2/22/10	(11,000)
700	Peabody Energy Corp., Strike Price USD 47, Expires 2/22/10	(29,750)

JANUARY 31, 2010	2

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Exchange-Traded Call Options Written— (concluded)
75	Peabody Energy Corp., Strike Price USD 50, Expires 2/22/10	$(1,125)
600	Penn West Energy Trust, Strike Price USD 17.50, Expires 3/22/10	(15,000)
29	PetroChina Co. Ltd. - ADR, Strike Price USD 120, Expires 3/22/10	(7,975)
225	Petroleo Brasileiro SA - ADR, Strike Price USD 46, Expires 3/22/10	(13,388)
100	Plains Exploration & Production Co., Strike Price USD 30, Expires 2/22/10	(37,000)
140	Plains Exploration & Production Co., Strike Price USD 33, Expires 3/22/10	(36,050)
100	Plains Exploration & Production Co., Strike Price USD 38, Expires 3/22/10	(8,250)
180	Potash Corp. of Saskatchewan, Inc., Strike Price USD 115, Expires 3/22/10	(34,650)
100	Potash Corp. of Saskatchewan, Inc., Strike Price USD 120, Expires 2/22/10	(3,650)
440	Praxair, Inc., Strike Price USD 80, Expires 4/19/10	(53,900)
147	Praxair, Inc., Strike Price USD 85, Expires 2/22/10	(1,470)
185	Questar Corp., Strike Price USD 45, Expires 2/22/10	(5,550)
600	Quicksilver Resources, Inc., Strike Price USD 15, Expires 3/22/10	(27,000)
100	Quicksilver Resources, Inc., Strike Price USD 17, Expires 2/22/10	(500)
160	Range Resources Corp., Strike Price USD 55, Expires 2/22/10	(1,600)
300	Range Resources Corp., Strike Price USD 55, Expires 3/22/10	(11,250)
285	Smith International, Inc., Strike Price USD 32, Expires 2/22/10	(15,675)
326	Southern Copper Corp., Strike Price USD 35, Expires 2/22/10	(1,630)
510	Southwestern Energy Co., Strike Price USD 49, Expires 3/22/10	(42,075)
100	Southwestern Energy Co., Strike Price USD 55, Expires 3/22/10	(1,750)
420	Suncor Energy, Inc., Strike Price USD 38, Expires 2/22/10	(4,200)
410	Talisman Energy, Inc., Strike Price USD 20, Expires 3/19/10	(1,892)
175	Transocean Ltd., Strike Price USD 95, Expires 2/22/10	(4,725)
100	Transocean Ltd., Strike Price USD 95, Expires 3/22/10	(12,050)
160	United States Steel Corp., Strike Price USD 55, Expires 2/22/10	(2,960)
2,000	Vale SA - ADR, Strike Price USD 28, Expires 2/22/10	(63,000)
1,300	Vale SA - ADR, Strike Price USD 31, Expires 2/22/10	(5,850)
500	Weyerhauser Co., Strike Price USD 44, Expires 2/22/10	(10,000)
475	Weyerhauser Co., Strike Price USD 45, Expires 2/22/10	(5,938)
300	Whiting Petroleum Corp., Strike Price USD 75, Expires 2/22/10	(6,750)
400	Whiting Petroleum Corp., Strike Price USD 75, Expires 3/22/10	(39,000)
180	XTO Energy, Inc., Strike Price USD 47, Expires 3/22/10	(10,350)
200	XTO Energy, Inc., Strike Price USD 47.50, Expires 3/01/10	(3,521)

	Total Exchange-Traded Call Options Written	(1,219,324)

	Exchange-Traded Put Options Written—(0.0)%
100	Apache Corp., Strike Price USD 95, Expires 2/22/10	(19,750)
70	Arch Coal, Inc., Strike Price USD 20, Expires 2/22/10	(3,850)

Contracts	Options Written	Value

	Exchange-Traded Put Options Written— (concluded)
400	Monsanto Co., Strike Price USD 75, Expires 2/22/10	$(62,000)

	Total Exchange-Traded Put Options Written	(85,600)

	Over-the-Counter Call Options Written—(0.2)%
50,000	African Rainbow Minerals Ltd., Strike Price ZAR 166.63, Expires 2/09/10, Broker Credit Suisse First Boston	(24,834)
50,000	African Rainbow Minerals Ltd., Strike Price ZAR 176.28, Expires 3/10/10, Broker UBS Securities LLC	(21,671)
27,500	Agrium, Inc., Strike Price USD 62.55, Expires 2/19/10, Broker Citigroup Global Markets	(15,588)
565,700	Alumina Ltd., Strike Price AUD 1.99, Expires 3/02/10, Broker JPMorgan Chase Securities	(2,379)
36,800	Anglo American Plc, Strike Price GBP 28.20, Expires 2/24/10, Broker Citigroup Global Markets	(2,299)
16,000	Anglo Platinum Ltd., Strike Price ZAR 767.41, Expires 3/10/10, Broker BNP Paribas	(27,606)
36,500	Barrick Gold Corp., Strike Price USD 40, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(10,914)
85,000	BG Group Plc, Strike Price GBP 12, Expires 2/24/10, Broker Credit Suisse First Boston	(30,818)
291,000	BHP Billiton Plc, Strike Price GBP 20.94, Expires 2/24/10, Broker Citigroup Global Markets	(31,385)
38,500	BHP Billiton Plc, Strike Price GBP 21.20, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(2,946)
17,500	Carpenter Technology Corp., Strike Price USD 26.85, Expires 2/01/10, Broker Morgan Stanley & Co., Inc.	—
74,200	Caterpillar, Inc., Strike Price USD 62.63, Expires 2/16/10, Broker Morgan Stanley & Co., Inc.	(1,753)
33,500	Celanese Corp., Series A, Strike Price USD 32.47, Expires 2/26/10, Broker UBS Securities LLC	(11,818)
36,500	Cenovus Energy, Inc., Strike Price USD 25.54, Expires 3/05/10, Broker Credit Suisse First Boston	(2,941)
83,500	Cia de Minas Buenaventura SA - ADR, Strike Price USD 39.90, Expires 2/05/10, Broker Credit Suisse First Boston	(9)
27,000	Core Laboratories NV, Strike Price USD 118.31, Expires 2/26/10, Broker Morgan Stanley & Co., Inc.	(76,244)
65,000	Crescent Point Energy Corp., Strike Price CAD 38.70, Expires 3/19/10, Broker Deutsche Bank Securities	(29,575)
47,000	Dana Petroleum Plc, Strike Price GBP 12.08, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(932)

3	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written— (continued)
24,600	Deere & Co., Strike Price USD 56.06, Expires 2/26/10, Broker Credit Suisse First Boston	$(15,023)
3,800	Deere & Co., Strike Price USD 56.55, Expires 2/19/10, Broker UBS Securities LLC	(1,306)
120,000	Denbury Resources, Inc., Strike Price USD 16.56, Expires 2/25/10, Broker UBS Securities LLC	(8,870)
20,000	E. I. du Pont de Nemours & Co., Strike Price USD 33, Expires 2/16/10, Broker UBS Securities LLC	(12,318)
18,500	EQT Corp., Strike Price USD 45.83, Expires 2/25/10, Broker UBS Securities LLC	(8,024)
3,000	Eramet, Strike Price EUR 243.51, Expires 2/24/10, Broker UBS Securities LLC	(10,647)
3,400	Eramet, Strike Price EUR 265.84, Expires 3/10/10, Broker Morgan Stanley & Co., Inc.	(6,962)
66,400	Fibria Celulose SA - ADR, Strike Price USD 20.60, Expires 2/19/10, Broker Credit Suisse First Boston	(19,543)
10,000	Fibria Celulose SA - ADR, Strike Price USD 23.83, Expires 3/01/10, Broker Morgan Stanley & Co., Inc.	(897)
137	First Quantum Minerals Ltd., Strike Price CAD 100, Expires 2/20/10, Broker T.D. Securities	(2,178)
350	First Quantum Minerals Ltd., Strike Price CAD 84, Expires 2/22/10, Broker T.D. Securities	(58,920)
25,000	Fresnillo Plc, Strike Price GBP 7.92, Expires 2/24/10, Broker UBS Securities LLC	(2,201)
162,500	Fresnillo Plc, Strike Price GBP 8.11, Expires 2/24/10, Broker UBS Securities LLC	(9,982)
32,500	Halliburton Co., Strike Price USD 30.93, Expires 2/26/10, Broker Morgan Stanley & Co., Inc.	(18,108)
330	Harry Winston Diamond Corp., Strike Price CAD 11, Expires 2/22/10, Broker T.D. Securities	(3,086)
326	Harry Winston Diamond Corp., Strike Price CAD 13, Expires 3/20/10, Broker T.D. Securities	(4,573)
653,900	Iluka Resources Ltd., Strike Price AUD 3.85, Expires 3/02/10, Broker Citigroup Global Markets	(7,552)
195,000	Impala Platinum Holdings Ltd., Strike Price ZAR 210.30, Expires 3/10/10, Broker BNP Paribas	(93,836)
195,000	Impala Platinum Holdings Ltd., Strike Price ZAR 210.30, Expires 3/10/10, Broker UBS Securities LLC	(93,836)
41,500	Industrias Penoles SAB de CV, Strike Price MXN 271.63, Expires 3/01/10, Broker Goldman Sachs & Co.	(9,295)
85,000	Industrias Penoles SAB de CV, Strike Price MXN 286.28, Expires 2/08/10, Broker Goldman Sachs & Co.	(276)
113,500	International Paper Co., Strike Price USD 27.86, Expires 2/26/10, Broker UBS Securities LLC	(11,506)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written— (continued)
318,000	Jiangxi Copper Co. Ltd., Strike Price HKD 19.55, Expires 3/02/10, Broker Deutsche Bank Securities	$(1,752)
385,000	Jiangxi Copper Co. Ltd., Strike Price HKD 21.32, Expires 2/02/10, Broker Goldman Sachs & Co.	(1)
94,300	Kazakhmys Plc, Strike Price GBP 14.55, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(5,352)
411,000	Lihir Gold Ltd., Strike Price AUD 3.36, Expires 3/02/10, Broker Morgan Stanley & Co., Inc.	(2,555)
25,500	MeadWestvaco Corp., Strike Price USD 28.97, Expires 3/19/10, Broker Goldman Sachs & Co.	(1,452)
116,700	MeadWestvaco Corp., Strike Price USD 29.25, Expires 3/11/10, Broker Goldman Sachs & Co.	(11,207)
696,000	Minara Resources Ltd., Strike Price AUD 0.72, Expires 3/09/10, Broker UBS Securities LLC	(17,680)
250,000	Minsur SA, Strike Price USD 6.63, Expires 2/05/10, Broker Credit Suisse First Boston	(9,005)
250,000	Minsur SA, Strike Price USD 7.14, Expires 2/08/10, Broker Credit Suisse First Boston	(455)
22,600	Mmc Norilsk Nickel - ADR, Strike Price USD 17.37, Expires 2/24/10, Broker Credit Suisse First Boston	(1,046)
121,000	Mondi Plc, Strike Price GBP 3.72, Expires 2/24/10, Broker UBS Securities LLC	(14,710)
27,000	Noble Energy, Inc., Strike Price USD 78.10, Expires 3/03/10, Broker UBS Securities LLC	(30,694)
200,000	OGX Petroleo e Gas Participacoes SA, Strike Price USD 16.44, Expires 2/26/10, Broker Goldman Sachs & Co.	(121,994)
23,600	Olin Corp., Strike Price USD 17.77, Expires 3/11/10, Broker UBS Securities LLC	(4,484)
2,100,000	OZ Minerals Ltd., Strike Price AUD 1.25, Expires 3/02/10, Broker Morgan Stanley & Co., Inc.	(6,736)
11,000	Penn West Energy Trust, Strike Price USD 17.90, Expires 2/04/10, Broker Morgan Stanley & Co., Inc.	(13)
49,500	Penn West Energy Trust, Strike Price USD 18.03, Expires 3/01/10, Broker Morgan Stanley & Co., Inc.	(9,435)
14,500	PetroBakken Energy Ltd., Strike Price CAD 30.20, Expires 2/03/10, Broker Goldman Sachs & Co.	(1,709)
42,200	Premier Oil Plc, Strike Price GBP 11.03, Expires 2/24/10, Broker Citigroup Global Markets	(9,323)
22,000	Questar Corp., Strike Price USD 45.37, Expires 3/12/10, Broker Morgan Stanley & Co., Inc.	(11,821)
132,000	Rio Tinto Plc, Strike Price GBP 35.70, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(27,375)
71,000	Rio Tinto Plc, Strike Price GBP 36.74, Expires 3/10/10, Broker Credit Suisse First Boston	(22,835)

JANUARY 31, 2010	4

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written— (concluded)
34,000	Schlumberger Ltd., Strike Price USD 72.28, Expires 3/04/10, Broker UBS Securities LLC	$(7,569)
38,000	StatoilHydro ASA, Strike Price NOK 143.77, Expires 2/09/10, Broker Citigroup Global Markets	(658)
35,000	StatoilHydro ASA, Strike Price NOK 149.91, Expires 2/09/10, Broker Morgan Stanley & Co., Inc.	(10)
265,000	Straits Resources Ltd., Strike Price AUD 1.78, Expires 3/02/10, Broker JPMorgan Chase Securities	(267)
1,020	Teck Resources Ltd., Strike Price CAD 42, Expires 2/22/10, Broker T.D. Securities	(16,694)
133,800	Temple-Inland, Inc., Strike Price USD 23.28, Expires 3/08/10, Broker Citigroup Global Markets	(7,071)
350	Trican Well Service Ltd., Strike Price CAD 16, Expires 3/20/10, Broker T.D. Securities	(4,910)
65,500	Tullow Oil Plc, Strike Price GBP 13.57, Expires 3/10/10, Broker Morgan Stanley & Co., Inc.	(6,434)
162,300	Vedanta Resources Plc, Strike Price GBP 26.82, Expires 2/24/10, Broker UBS Securities LLC	(62,347)
440,000	Xstrata Plc, Strike Price GBP 12.86, Expires 3/10/10, Broker Morgan Stanley & Co., Inc.	(54,726)
1,592,000	Zijin Mining Group Co. Ltd., Strike Price HKD 7.94, Expires 3/02/10, Broker Deutsche Bank Securities	(4,823)

	Total Over-the-Counter Call Options Written	(1,169,794)

	Over-the-Counter Put Option Written—(0.0)%
150	Trican Well Service Ltd., Strike Price CAD 14, Expires 2/22/10, Broker T.D. Securities	(8,066)

	Total Options Written (Premiums Received $10,469,745)— (0.4)%	(2,482,784)

	Total Investments Net of Outstanding Options Written—99.2%	671,864,417
	Other Assets Less Liabilities—0.8%	5,500,345

	Net Assets—100.0%	$677,364,762

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$712,513,656

Gross unrealized appreciation	$75,018,014
Gross unrealized depreciation	(113,184,469)

Net unrealized depreciation	$(38,166,455)

(a)	Non-income producing security.

(b)	Security, or a portion thereof, pledged as collateral for outstanding options written.

(c)	Security, or a portion of security, is on loan.

(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$(11,736,845)	$1,976
BlackRock Liquidity Series, LLC Money Market Series	$162,500	$273

(e)	Represents current yield as of report date.

(f)	Security purchased with the cash collateral from securities loans.

•	Foreign currency exchange contracts as of January 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation

				Deutsche
				Bank
USD	45,278	ZAR	343,000	Securities	2/01/10	$287

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trusts’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

5	JANUARY 31, 2010

Schedule of Investments (concluded)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Trust’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks:
Chemicals	$67,264,643	—	—	$67,264,643
Containers & Packaging	6,195,584	—	—	6,195,584
Energy Equipment & Services	46,926,467	—	—	46,926,467
Gas Utilities	12,189,514	—	—	12,189,514
Machinery	18,833,013	—	—	18,833,013
Metals & Mining	113,372,955	$161,445,703	—	274,818,658
Oil & Gas Services	1,370,044	—	—	1,370,044
Oil, Gas & Consumable Fuels	164,244,598	16,582,085	—	180,826,683
Paper & Forest Products	38,971,283	1,823,838	—	40,795,121
Short-Term Securities	23,604,974	1,522,500	—	25,127,474

Total	$492,973,075	$181,374,126	—	$674,347,201

Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Liabilities:
Assets:	—	$287	—	$287
Liabilities:	$(1,374,616)	(1,108,168)	—	(2,482,784)

Total	$(1,374,616)	$(1,107,881)	—	$(2,482,497)

[1]

Other financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

KEY TO ABBREVIATIONS

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
MXN	— Mexican Peso
NOK	— Norwegian Krone
USD	— U.S. Dollar
ZAR	— South African Rand

JANUARY 31, 2010	6

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Real Asset Equity Trust

	By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock Real Asset Equity Trust

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Real Asset Equity Trust

Date: March 19, 2010

	By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Real Asset Equity Trust

Date: March 19, 2010